Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 59,575	$ 57,677	$ 52,542
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	25,766	22,100	20,731
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	6,914	11,055	7,478
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	23,462	20,106	20,491
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 3,433	$ 4,416	$ 3,842